Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax

Note 9 INCOME TAX

Pre-tax income for the years ended December 31, 2011, 2010 and 2009 consists of the following (dollars in thousands):

	2011	2010	2009
Pre-tax income - U.S.	$400,278	$500,938	$295,105
Pre-tax income - foreign	363,293	305,243	245,454
Total pre-tax income	$763,571	$806,181	$540,559

The provision for income tax expense for the years ended December 31, 2011, 2010 and 2009 consists of the following (dollars in thousands):
	2011	2010	2009
Current income tax expense (benefit):
U.S.	$(1,605)	$(217,970)	$203,758
Foreign	50,138	63,233	62,696
Total current	48,533	(154,737)	266,454

Deferred income tax expense (benefit):
U.S.	155,895	392,905	(106,321)
Foreign	13,098	32,271	7,430
Total deferred	168,993	425,176	(98,891)

Total provision for income taxes	$217,526	$270,439	$167,563

Provision for income tax expense differed from the amounts computed by applying the U.S. federal income tax statutory rate of 35% to pre-tax income as a result of the following for the years ended December 31, 2011, 2010 and 2009 (dollars in thousands):
	2011	2010	2009

Tax provision at U.S. statutory rate	$267,250	$282,163	$189,196
Increase (decrease) in income taxes resulting from:
Foreign tax rate differing from U.S. tax rate	(9,681)	(7,544)	(7,207)
Differences in tax basis in foreign jurisdictions	(11,584)	(5,210)	(4,222)
Deferred tax valuation allowance	4,147	(11)	(4,450)
Amounts related to tax audit contingencies	5,562	3,942	(10,774)
Corporate rate changes - Canada	(40,593)	--	--
Corporate rate changes - other	(1,933)	--	--
Subpart F	9,340	--	--
Foreign tax credits	(3,546)	--	--
Prior year tax adjustment	(1,863)	(2,322)	4,552
Other, net	427	(579)	468
Total provision for income taxes	$217,526	$270,439	$167,563

Effective tax rate	28.5%	33.5%	31.0%

In 2011, the Company recognized an income tax benefit associated with previously enacted reductions in federal statutory tax rates and adjustments to various provincial statutory tax rates in Canada. This 2007 tax rate change enactment included phased in effective dates through 2012. These adjustments in tax rates should have been recognized beginning in 2007, when the Canadian tax legislation was enacted. The Company recorded a cumulative tax benefit adjustment of $30.7 million in 2011 in “Provision for income taxes” to correct the deferred tax liabilities that were not properly recorded. If the impact of the tax rates had been recorded in the prior years, the Company estimates that it would have recognized approximately $3.0 million, $6.0 million, $9.0 million and $12.0 million of tax benefit in the years ended 2007, 2008, 2009 and 2010, respectively.

Total income taxes for the years ended December 31, 2011, 2010 and 2009 were as follows (dollars in thousands):

	2011	2010	2009
Provision for income taxes	$217,526	$270,439	$167,563
Income tax from OCI:
Net unrealized holding gain (loss) on debt and equity securities
recognized for financial reporting purposes	275,975	267,445	355,088
Exercise of stock options	(4,934)	2,255	(2,605)
Foreign currency translation	1,579	(19,633)	1,136
Unrealized pension and post retirement	(8,581)	911	(754)
Total income taxes provided	$481,565	$521,417	$520,428

The tax effects of temporary differences that give rise to significant portions of the deferred income tax asset and liabilities at December 31, 2011 and 2010, are presented in the following tables (dollars in thousands):

	2011	2010
Deferred income tax assets:
Nondeductible accruals	$51,101		$18,961
Differences between tax and financial reporting amounts concerning certain reinsurance transactions
		17,097		16,036
Investment income differences	98,496		110,446
Deferred acquisition costs capitalized for tax	67,006		66,246
Net operating loss carryforward	174,503		348,450
Capital loss and tax credit carryforwards	41,737		55,215
Deferred acquisition costs capitalized for financial reporting	--		16,581
Subtotal	449,940		631,935
Valuation allowance	(8,630)		(3,910)
Total deferred income tax assets	441,310		628,025

Deferred income tax liabilities:
Deferred acquisition costs capitalized for financial reporting	1,047,748		1,039,972
Differences between tax and financial reporting amounts concerning certain reinsurance transactions
		473,767		497,740
Differences in the tax basis of cash and invested assets	574,738		274,891
Investment income differences	13,499		14,050
Differences in foreign currency translation	8,604		61,552
Total deferred income tax liabilities	2,118,356		1,888,205

Net deferred income tax liabilities	$1,677,046		$1,260,180

Balance sheet presentation of net deferred income tax liabilities:
Included in other assets	2,788		--
Included in deferred income taxes	1,679,834		1,260,180
Net deferred income tax liabilities	$1,677,046		$1,260,180

As of December 31, 2011, a valuation allowance for deferred tax assets of approximately $8.6 million was provided on the total deferred tax assets of RGA UK Holdings Limited, RGA Technology Partners, Inc. Canadian Branch, RGA Technology Partners UK Branch, RGA International Reinsurance Company German Branch, RGA International Reinsurance Company Netherlands Branch and on Reinsurance Group of America Incorporated's deferred tax asset related to share expense for foreign entities. As of December 31, 2010 a valuation allowance for deferred tax assets of approximately $3.9 million was provided on net operating and capital losses of RGA South Africa Holdings, RGA Financial Products Limited, RGA Technology Partners, Inc. Canadian Branch, and RGA Technology Partners UK Branch. The Company utilizes valuation allowances when it believes, based on the weight of the available evidence, that it is more likely than not that the deferred income taxes will not be realized.

The earnings of substantially all of the Company's foreign subsidiaries have been indefinitely reinvested in foreign operations. Therefore, no provision has been made for any U.S. taxes or foreign withholding taxes that may be applicable upon any repatriation or sale. The determination of any unrecognized deferred tax liability for temporary differences related to investments in the Company's foreign subsidiaries is not practicable. At December 31, 2011 and 2010, the financial reporting basis in excess of the tax basis for which no deferred taxes have been recognized was approximately $777.3 million and $630.6 million, respectively.

During 2011, 2010, and 2009, the Company received federal and foreign income tax refunds of approximately $11.1 million, $37.5 million and $0.3 million, respectively. The Company made cash income tax payments of approximately $140.1 million, $48.0 million and $25.9 million in 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, the Company had recognized gross deferred tax assets associated with net operating losses of approximately $562.7 million and $1,075.5 million, respectively, $427.1 million of which will begin to expire in 2025. The remaining net operating losses have indefinite carryforward periods. However, these net operating losses, other than the net operating losses for which there is a valuation allowance, are expected to be utilized in the normal course of business during the period allowed for carryforwards and in any event, will not be lost, due to the application of tax planning strategies that management would utilize.

The Company files income tax returns with the U.S. federal government and various state and foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service and is subject to audit by taxing authorities in other foreign jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and foreign tax examinations by tax authorities for years prior to 2006.

As of December 31, 2011, the Company's total amount of unrecognized tax benefits was $194.3 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $26.8 million. It is not anticipated that the Company's liability for unrecognized tax benefits will change significantly over the next 12 months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2011, 2010 and 2009, is as follows (dollars in thousands):

	Total Unrecognized Tax Benefits
	2011	2010	2009
Beginning balance, January 1	$182,354	$221,040	$206,665
Additions for tax positions of prior years	7,968	17,255	25,148
Reductions for tax positions of prior years	--	(59,879)	(14,711)
Additions for tax positions of current year	3,938	3,938	3,938
Ending balance, December 31	$194,260	$182,354	$221,040

The Company recognized interest expense in 2011 of $7.1 million, and a benefit in interest expense of $1.4 million and $2.1 million in 2010 and 2009, respectively. As of December 31, 2011 and 2010, the Company had $39.8 million and $32.7 million, respectively, of accrued interest related to unrecognized tax benefits.